Income tax expense - Summary of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets Explanatory (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	₩ 127,875
1 year or less
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	7,444
1~2 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	9,253
2~3 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	12,361
More than 3 years [member]
Disclosure of Detailed Information about Expiration Date of unused carried tax losses not recognized as deferred tax assets [Line Items]
Tax loss carried-forward	₩ 98,817